Income taxes (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carry-forwards	$ 0.2
Valuation allowance	10.1	$ 4.9
After 2017
Net operating loss carry-forwards	$ 18.0